Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Compensation (Tables) [Line Items]
Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model
	For the years ended December 31,		For the six months ended June 30,
	2019	2020	2022
	RMB	RMB	RMB
Risk-free interest rate	1.80%	0.66% – 0.71%	1.74%
Volatility	37.34%	22.67% – 35.44%	109.99%
Dividend yield	—	—	—
Life of options (in years)	10	10	10
Fair value of underlying ordinary shares*	830.20	689.40	81.59

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

Schedule of options activities
	Number of options*	Weighted average exercise price USD*	Weighted average grant date fair value RMB*	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at December 31, 2020	348,935	0.004	811.80	8.85	287,773
Granted	—	—	—
Exercised	(45,216)	0.004	806.80
Forfeited	(5,426)	0.004	803.00
Options outstanding at December 31, 2021	298,293	0.004	812.60	7.84	26,237
Granted	15,000	0.004	81.59
Exercised	(17,279)	0.004	677.45
Forfeited	—	—	—
Options outstanding at June 30, 2022	296,014	0.004	783.50	7.43	7,044
Options vested and expected to vest as of June 30, 2022	296,014	0.004	783.50	7.43	7,044
Options exercisable as of June 30, 2022	209,088	0.004	765.60	7.51	4,981

*	The shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

Schedule of the fair values of the options granted
For the six months ended June 30, 2022
RMB
Weighted average grant date fair value of option per share*	81.59
Aggregate grant date fair value of options**	1,224

*	The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

**	In connection with the SPAC transaction effective date on November 17, 2020, the Company adopted the 2020 Plan and replace the 2019 Plan. Therefore, the aggregated grant date fair value of options for the year ended December 31, 2019 of RMB 575,788 was replaced by RMB 275,402. The aggregated grant date fair value of options granted in 2020 was RMB 98,430.

Schedule of share-based compensation expense
	For the six months ended June 30,
	2021	2022
Cost of revenue	21,360	6,438
Selling and marketing	11,935	3,420
General and administrative	42,933	12,738
Total share-based compensation expense	76,227	22,596

Schedule of share-based compensation expense of Share
	For the six months ended June 30,
	2021	2022
General and administrative	106,379	—

For the six months ended June 30, 2022
General and administrative	1,948

Fair Value, Inputs, Level 3 [Member]
Share-Based Compensation (Tables) [Line Items]
Schedule of significant unobservable inputs that are classified as level 3 in the fair value hierarchy
For the years ended December 31, 2020
RMB
Risk-free interest rate	0.10% – 0.24%
Volatility	29.80% – 32.58%
Dividend yield	—
Life (in years)	0.45 – 2.45
Fair value of the underlying ordinary shares (USD)*	163.40

*	The fair value of the underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.